Compensation Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years After Rights Granted First Portion Of Rights Become Exercisable	1 year
Additional Percentage Of Rights Granted Are Exercisable After Two Years	30.00%
Years After Grant Date Additional 30 percent Granted Vest	2 years
Years After Grant Date Rights Become Fully Exercisable	3 years
Years After Grant Date Rights Expire	5 years
Liability For Cash-Settled Share-Based Payment Transactions	$ 99,000,000	$ 169,000,000	$ 156,000,000
Liability for share-based payment recognized in accounts payable and accrued liabilities	29,000,000	111,000,000
Additional Paid in Capital	1,358,000,000	15,000,000
TotalCompensationCosts	23,000,000	66,000,000	47,000,000
Restricted Share Unit To Common Share Convertible Conversion Ratio	1
Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	5,000,000	29,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years
PSU and RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years After Grant Date Rights Become Fully Exercisable	3 years
Performance Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,000,000	1,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 3 months 18 days
Period over which performance targets are acheived	4 years
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	2,000,000	18,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 2 months 12 days
Performance Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts		0
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years After Grant Date Rights Become Fully Exercisable	3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	12,000,000	16,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Share Based Compensation Arrangement By Share Based Payment Award Performance Measure Period	3 years
Maximum Multiplication Of Original Performance Stock Units Granted May Be Awarded	2
Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU Expiration Date	December 15
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years After Grant Date Rights Become Fully Exercisable	3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	57,000,000	71,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Additional Paid in Capital	11,000,000	13,000,000
Restricted Share Unit To Common Share Convertible Conversion Ratio	1
Restricted Cash Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Rights Percentages	33.33%
Years After Grant Date Rights Become Fully Exercisable	3 years
Maximum [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion Percentage Of High Performance Results Awards Into Deferred Share Units	50.00%
Minimum [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion Percentage Of High Performance Results Awards Into Deferred Share Units	25.00%
Encana [Member] | Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts	(15,000,000)	21,000,000	6,000,000
Encana [Member] | Performance Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts	1,000,000	1,000,000	(1,000,000)
Encana [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts	(2,000,000)	1,000,000	7,000,000
Encana [Member] | Performance Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts	0		0
Encana [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts	4,000,000	11,000,000	12,000,000
Encana [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts	1,000,000	2,000,000	2,000,000
Encana [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts	36,000,000	45,000,000	25,000,000
Encana [Member] | Restricted Cash Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts	1,000,000	6,000,000	18,000,000
Cenovus [Member] | Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts	(1,000,000)	(4,000,000)	(1,000,000)
Cenovus [Member] | Performance Tandem Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts	(1,000,000)	(6,000,000)	(2,000,000)
Cenovus [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts		(2,000,000)	(1,000,000)
Cenovus [Member] | Performance Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TotalCompensationCosts		$ (3,000,000)	$ 0
Exercisable After First Year [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Rights Percentages	30.00%